UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
INVESTMENTS

John Hancock

New York Tax-Free Income Fund

Semiannual Report

11.30.13

A look at performance

Total returns for the period ended November 30, 2013

										Tax-
	Average annual total			Cumulative total				SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)				yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]	yield (%)[2]

								as of	as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-13	11-30-13	11-30-13

Class A	–11.45	4.26	3.20	–9.88	–11.45	23.21	36.96	2.80	2.65	5.43

Class B	–12.51	4.14	3.10	–10.62	–12.51	22.48	35.75	2.19	2.08	4.24

Class C	–8.95	4.48	2.94	–6.91	–8.95	24.49	33.63	2.18	2.07	4.22

Index 1†	–3.06	6.14	4.35	–1.70	–3.06	34.68	53.03	—	—	—

Index 2†	–3.51	6.26	4.40	–2.45	–3.51	35.44	53.85	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Effective 2-3-14, Class A sales charges of the fund are being reduced to 4.0%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-14 for Class A, Class B, and Class C shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.89	1.64	1.64
Gross (%)	1.04	1.74	1.74

* The fund’s distributor has contractually agreed to waive 0.15%, 0.10%, and 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares, respectively. The current waiver agreement will remain in effect through 9-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and on some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Barclays New York Municipal Bond Index; Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	New York Tax-Free Income Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	11-30-03	$13,575	$13,575	$15,303	$15,385

Class C3	11-30-03	13,363	13,363	15,303	15,385

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays New York Municipal Bond Index is an unmanaged index composed of New York investment-grade municipal bonds.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Prior to 12-14-12, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays New York Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund’s investment strategy.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4% and a state tax rate of 8.82%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Semiannual report | New York Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$943.70	$4.53

Class B	1,000.00	940.10	8.17

Class C	1,000.00	940.10	8.17

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	New York Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$1,020.40	$4.71

Class B	1,000.00	1,016.60	8.49

Class C	1,000.00	1,016.60	8.49

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.93%, 1.68%, and 1.68% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | New York Tax-Free Income Fund	9

Portfolio summary

Top 10 Holdings (33.4% of Net Assets on 11-30-13)[1,2]

Oneida County Industrial Development Agency, Zero Coupon, 7-1-29			4.9%

New York State Dormitory Authority, 5.500%, 5-15-19			4.3%

Triborough Bridge & Tunnel Authority, 6.125%, 1-1-21			3.4%

Metropolitan Transportation Authority, 5.000%, 11-15-34			3.4%

New York City Municipal Water Finance Authority, Zero Coupon, 6-15-20			3.2%

Upper Mohawk Valley Regional Water Finance Authority, Zero Coupon, 4-1-22			3.1%

Long Island Power Authority, 5.750%, 4-1-39			3.0%

New York State Dormitory Authority, 5.000%, 7-1-42			2.9%

Puerto Rico Sales Tax Financing Corp., Step Coupon, 8-1-32			2.7%

New York Local Assistance Corp., 5.500%, 4-1-17			2.5%

Sector Composition[1,3]

General Obligation Bonds	3.0%	Health Care	7.5%

Revenue Bonds		Transportation	5.4%

Other Revenue	27.6%	Airport	4.0%

Education	15.5%	Pollution	2.3%

Water & Sewer	12.3%	Tobacco	1.7%

Development	9.6%	Other	2.6%

Utilities	8.5%

		Quality Composition[1,3,4]

		AAA	7.7%

		AA	45.2%

		A	20.9%

		BBB	13.8%

		BB	5.4%

		B	1.5%

		Not Rated	2.9%

		Other	2.6%

1 As a percentage of net assets on 11-30-13.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Investments in higher-yielding, lower-rated securities include a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. If the fund invests heavily in any one state or region, performance could be disproportionately affected by factors particular to that state or region. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc., ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-13 and do not reflect subsequent downgrades or upgrades, if any.

10	New York Tax-Free Income Fund | Semiannual report

Fund’s investments

As of 11-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 97.4%				$52,830,771

(Cost $50,874,684)

New York 89.7%				48,639,296

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	$1,000,000	1,053,940

Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07-01-40	1,000,000	916,700

City of New York, Series D-1	5.000	10-01-36	1,000,000	1,038,690

City of New York, Series E-1	6.250	10-15-28	500,000	583,045

Herkimer County Industrial
Development Agency
Folts Adult Home, Series A (D)	5.500	03-20-40	935,000	1,032,969

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	1,000,000	1,066,940

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,615,333

Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05-01-33	1,000,000	1,124,750

Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11-15-28	1,000,000	1,082,140

Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11-15-34	1,750,000	1,818,443

Monroe County Industrial Development Corp.,
Series A	5.000	07-01-41	1,000,000	1,019,560

Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01-01-16	845,000	854,329

New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration
Partners AMT	5.650	10-01-28	1,000,000	804,530

New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11-01-27	1,000,000	1,024,850

New York City Industrial Development Agency
Terminal One Group Association Project
AMT (P)	5.500	01-01-21	1,000,000	1,075,930

New York City Municipal Water
Finance Authority
Water Revenue, Series A	5.750	06-15-40	1,000,000	1,108,260

New York City Municipal Water
Finance Authority
Water Revenue, Series D (Z)	Zero	06-15-20	2,000,000	1,749,360

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

New York City Municipal Water
Finance Authority
Water Revenue, Series FF-2	5.000	06-15-40	$1,000,000	$1,035,180

New York City Municipal Water
Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	1,000,000	1,035,680

New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	1,000,000	1,103,360

New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,002,620

New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,056,320

New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04-01-17	1,225,000	1,364,589

New York State Dormitory Authority
General Purpose, Series E	5.000	02-15-35	1,000,000	1,048,850

New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07-01-39	1,000,000	1,015,720

New York State Dormitory Authority
North Shore Long Island Jewish Group,
Series A	5.000	05-01-41	1,000,000	994,050

New York State Dormitory Authority
Orange Regional Medical Center	6.125	12-01-29	750,000	751,118

New York State Dormitory Authority
Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,076,860

New York State Dormitory Authority
Series A	5.000	03-15-43	1,000,000	1,036,800

New York State Dormitory Authority
Series B	5.000	07-01-42	1,500,000	1,556,130

New York State Dormitory Authority
State University Educational Facilities,
Series A (D)	5.250	05-15-15	1,000,000	1,034,650

New York State Dormitory Authority
State University Educational Facilities,
Series A	5.500	05-15-19	2,000,000	2,308,780

New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06-15-34	1,000,000	1,062,390

New York State Urban Development Corp.,
Series A–1	5.000	03-15-43	1,000,000	1,031,430

Niagara Area Development Corp.
Covanta Energy Project, Series A AMT	5.250	11-01-42	500,000	440,105

Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)(Z)	Zero	07-01-29	5,330,000	2,675,340

Onondaga Civic Development Corp.
St. Joseph’s Hospital Health Center	5.000	07-01-42	1,000,000	836,690

Orange County Industrial Development Agency
Arden Hill Care Center, Series C	7.000	08-01-31	500,000	469,175

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	1,150,000	1,099,228

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,074,980

12	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
New York (continued)

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to
Maturity, Series Y	6.125	01-01-21	$1,500,000	$1,869,030

Upper Mohawk Valley Regional Water
Finance Authority
Water Revenue (D)(Z)	Zero	04-01-22	2,230,000	1,690,452

Puerto Rico 4.8%				2,589,005

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	2,000,000	1,480,040

Puerto Rico Sales Tax Financing Corp., Series C	5.000	08-01-35	1,000,000	729,920

Puerto Rico Sales Tax Financing Corp., Series C	5.375	08-01-38	500,000	379,045

Virgin Islands 2.0%				1,084,010

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,084,010

Guam 0.9%				518,460

Guam Government, Series A	5.750	12-01-34	500,000	518,460

Total investments (Cost $50,874,684)† 97.4%				$52,830,771

Other assets and liabilities, net 2.6%				$1,387,308

Total net assets 100.0%				$54,218,079

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one or more of these companies:

Insurance coverage	As a % of total investments

National Public Finance Guarantee Corp.	7.0%
Ambac Financial Group, Inc.	3.2%
Federal Housing Administration	2.0%
ACA Financial Guaranty Corp.	1.9%

Total	14.1%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $50,747,052. Net unrealized appreciation aggregated $2,083,719 of which $3,170,196 related to appreciated investment securities and $1,086,477 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 11-30-13:

General Obligation Bonds	3.0%
Revenue Bonds
Other Revenue	27.6%
Education	15.5%
Water & Sewer	12.3%
Development	9.6%
Utilities	8.5%
Health Care	7.5%
Transportation	5.4%
Airport	4.0%
Pollution	2.3%
Tobacco	1.7%
Other	2.6%

Total	100.0%

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $50,874,684)	$52,830,771
Cash	831,014
Receivable for fund shares sold	13,910
Interest receivable	657,564
Receivable from affiliates	609
Other receivables and prepaid expenses	6,515

Total assets	54,340,383

Liabilities

Payable for fund shares repurchased	59,321
Distributions payable	24,704
Payable to affiliates
Accounting and legal services fees	1,132
Transfer agent fees	3,099
Distribution and service fees	6,091
Trustees’ fees	2,743
Other liabilities and accrued expenses	25,214

Total liabilities	122,304

Net assets	$54,218,079

Net assets consist of

Paid-in capital	$52,895,086
Undistributed net investment income	58,539
Accumulated net realized gain (loss) on investments	(691,633)
Net unrealized appreciation (depreciation) on investments	1,956,087

Net assets	$54,218,079

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($44,947,280 ÷ 3,818,233 shares)[1]	$11.77
Class B ($1,835,017 ÷ 155,864 shares)[1]	$11.77
Class C ($7,435,782 ÷ 631,540 shares)[1]	$11.77

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$12.32

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

14	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,393,514

Expenses

Investment management fees	145,217
Distribution and service fees	123,187
Accounting and legal services fees	5,650
Transfer agent fees	19,147
Trustees’ fees	1,410
State registration fees	3,733
Printing and postage	4,457
Professional fees	29,702
Custodian fees	6,011
Registration and filing fees	9,844
Other	4,215

Total expenses	352,573
Less expense reductions	(42,611)

Net expenses	309,962

Net investment income	1,083,552

Realized and unrealized gain (loss)

Net realized loss on investments	(813,384)
Change in net unrealized appreciation (depreciation) of investments	(3,942,377)

Net realized and unrealized loss	(4,755,761)

Decrease in net assets from operations	($3,672,209)

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	11-30-13	ended
	(Unaudited)	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$1,083,552	$2,215,046
Net realized gain (loss)	(813,384)	154,736
Change in net unrealized appreciation (depreciation)	(3,942,377)	(463,629)

Increase (decrease) in net assets resulting from operations	(3,672,209)	1,906,153

Distributions to shareholders
From net investment income
Class A	(932,300)	(1,868,234)
Class B	(32,134)	(62,518)
Class C	(129,947)	(273,301)
From net realized gain
Class A	—	(173,051)
Class B	—	(7,277)
Class C	—	(33,390)

Total distributions	(1,094,381)	(2,417,771)

From fund share transactions	(5,962,773)	1,196,453

Total increase (decrease)	(10,729,363)	684,835

Net assets

Beginning of period	64,947,442	64,262,607

End of period	$54,218,079	$64,947,442

Undistributed net investment income	$58,539	$69,368

16	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES
Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$12.72	$12.82	$11.94	$12.20	$11.60	$11.96	$12.03
Net investment income[3]	0.23	0.46	0.48	0.52	0.51	0.38	0.51
Net realized and unrealized gain
(loss) on investments	(0.95)	(0.06)	0.89	(0.28)	0.60	(0.36)	(0.07)
Total from
investment operations	(0.72)	0.40	1.37	0.24	1.11	0.02	0.44
Less distributions
From net investment income	(0.23)	(0.46)	(0.48)	(0.50)	(0.51)	(0.38)	(0.51)
From net realized gain	—	(0.04)	(0.01)	—	—	—	—
Total distributions	(0.23)	(0.50)	(0.49)	(0.50)	(0.51)	(0.38)	(0.51)
Net asset value, end of period	$11.77	$12.72	$12.82	$11.94	$12.20	$11.60	$11.96
Total return (%)[4,5]	(5.63)[6]	3.11	11.71	2.04	9.71	0.28[6]	3.73

Ratios and supplemental data

Net assets, end of period
(in millions)	$45	$53	$53	$50	$54	$46	$44
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.09[7]	1.04	1.06	1.08	1.10	1.19[7,8]	1.04
Expenses net of fee waivers	0.93[7]	0.89	0.93	0.96	1.10	1.19[7,8]	1.04
Net investment income	3.86[7]	3.53	3.92	4.31	4.27	4.50[7]	4.28
Portfolio turnover (%)	3	8	16	9	7	22	25

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	17

CLASS B SHARES
Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$12.72	$12.82	$11.94	$12.21	$11.60	$11.96	$12.03
Net investment income[3]	0.19	0.36	0.39	0.43	0.42	0.32	0.43
Net realized and unrealized gain
(loss) on investments	(0.95)	(0.06)	0.89	(0.28)	0.61	(0.36)	(0.07)
Total from
investment operations	(0.76)	0.30	1.28	0.15	1.03	(0.04)	0.36
Less distributions
From net investment income	(0.19)	(0.36)	(0.39)	(0.42)	(0.42)	(0.32)	(0.43)
From net realized gain	—	(0.04)	(0.01)	—	—	—	—
Total distributions	(0.19)	(0.40)	(0.40)	(0.42)	(0.42)	(0.32)	(0.43)
Net asset value, end of period	$11.77	$12.72	$12.82	$11.94	$12.21	$11.60	$11.96
Total return (%)[4,5]	(5.99)[6]	2.34	10.90	1.25	9.03	(0.24)[6]	3.01

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2	$2	$2	$3	$6	$8
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.79[7]	1.74	1.76	1.77	1.80	1.89[7,8]	1.74
Expenses net of fee waivers	1.68[7]	1.64	1.66	1.66	1.80	1.89[7,8]	1.74
Net investment income	3.11[7]	2.78	3.18	3.59	3.57	3.80[7]	3.57
Portfolio turnover (%)	3	8	16	9	7	22	25

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

18	New York Tax-Free Income Fund | Semiannual report	See notes to financial statements

CLASS C SHARES
Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$12.72	$12.82	$11.94	$12.21	$11.60	$11.96	$12.03
Net investment income[3]	0.19	0.36	0.39	0.43	0.43	0.32	0.43
Net realized and unrealized gain
(loss) on investments	(0.95)	(0.06)	0.89	(0.28)	0.60	(0.36)	(0.07)
Total from
investment operations	(0.76)	0.30	1.28	0.15	1.03	(0.04)	0.36
Less distributions
From net investment income	(0.19)	(0.36)	(0.39)	(0.42)	(0.42)	(0.32)	(0.43)
From net realized gain	—	(0.04)	(0.01)	—	—	—	—
Total distributions	(0.19)	(0.40)	(0.40)	(0.42)	(0.42)	(0.32)	(0.43)
Net asset value, end of period	$11.77	$12.72	$12.82	$11.94	$12.21	$11.60	$11.96
Total return (%)[4,5]	(5.99)[6]	2.34	10.90	1.25	9.04	(0.24)[6]	3.01

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$10	$9	$8	$8	$6	$3
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.79[7]	1.74	1.76	1.78	1.80	1.89[7,8]	1.74
Expenses net of fee waivers	1.68[7]	1.64	1.66	1.66	1.80	1.89[7,8]	1.74
Net investment income	3.11[7]	2.78	3.19	3.61	3.56	3.79[7]	3.57
Portfolio turnover (%)	3	8	16	9	7	22	25

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.
8 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.

See notes to financial statements	Semiannual report | New York Tax-Free Income Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock New York Tax-Free Income Fund (the fund) is a series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal, New York State, and New York City personal income taxes.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

20	New York Tax-Free Income Fund | Semiannual report

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2013 were $334. For the six months ended November 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Semiannual report | New York Tax-Free Income Fund	21

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gains distributions, if any, are distributed at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the fund’s average daily net assets, (b) 0.450% of the next $250,000,000 of the fund’s average daily net assets, (c) 0.425% of the next $500,000,000 of the fund’s average daily net assets, (d) 0.400% of the next $250,000,000 of the fund’s average daily net assets, and (e) 0.300% of the fund’s average daily net assets in excess of $1,250,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the advisor upon notice to the funds and with the approval of the Board of Trustees.

22	New York Tax-Free Income Fund | Semiannual report

Accordingly, for the six months ended November 30, 2013 these expense reductions amounted to $1,334, $57 and $230 for Class A, Class B, and Class C shares, respectively.

The investment management fees incurred for the six months ended November 30, 2013 were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

The fund’s Distributor has contractually agreed to waive 0.15% of Rule 12b-1 fees for Class A shares and 0.10% of Rule 12b-1 fees for Class B and Class C shares. The current waiver agreement expires on September 30, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these fee limitations amounted to $35,839, $1,022 and $4,129 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $27,281 for the six months ended November 30, 2013. Of this amount, $4,075 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $22,332 was paid as sales commissions to broker-dealers and $874 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2013, CDSCs received by the Distributor amounted to $0, $2,566, and $1,086 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost)

Semiannual report | New York Tax-Free Income Fund	23

of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other retail share classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$71,678	$15,755
Class B	$10,217	$674
Class C	$41,292	$2,718
Total	$123,187	$19,147

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2013 and for the year ended May 31, 2013 were as follows:

	Six months ended 11-30-13		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	92,180	$1,102,739	578,225	$7,472,175
Distributions reinvested	67,632	803,032	136,227	1,760,207
Repurchased	(497,957)	(5,930,006)	(690,645)	(8,948,446)

Net increase (decrease)	(338,145)	($4,024,235)	23,807	$283,936

Class B shares

Sold	728	$8,974	57,293	$742,493
Distributions reinvested	2,001	23,755	4,095	52,928
Repurchased	(24,832)	(293,468)	(50,809)	(656,479)

Net increase (decrease)	(22,103)	($260,739)	10,579	$138,942

24	New York Tax-Free Income Fund | Semiannual report

	Six months ended 11-30-13		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class C shares

Sold	30,033	$359,277	201,474	$2,606,705
Distributions reinvested	9,309	110,588	20,488	264,805
Repurchased	(179,693)	(2,147,664)	(162,435)	(2,097,935)

Net increase (decrease)	(140,351)	($1,677,799)	59,527	$773,575

Total net increase (decrease)	(500,599)	($5,962,773)	93,913	$1,196,453

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $1,530,960 and $7,421,484, respectively, for the six months ended November 30, 2013.

Semiannual report | New York Tax-Free Income Fund	25

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

26	New York Tax-Free Income Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	76SA 11/13
MF167890	1/14

John Hancock INVESTMENTS

John Hancock
Massachusetts Tax-Free Income Fund

Semiannual Report
11.30.13

A look at performance

Total returns for the period ended November 30, 2013

										Tax-
	Average annual total			Cumulative total				SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)				yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]	yield (%)[2]

								as of	as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-13	11-30-13	11-30-13

Class A	–12.72	3.94	2.98	–10.49	–12.72	21.30	34.18	2.96	2.81	5.52

Class B	–13.68	3.81	2.88	–11.23	–13.68	20.54	32.84	2.35	2.25	4.38

Class C	–10.15	4.15	2.73	–7.55	–10.15	22.54	30.87	2.35	2.25	4.38

Index 1†	–3.52	5.84	4.43	–1.74	–3.52	32.84	54.32	—	—	—

Index 2†	–3.51	6.26	4.40	–2.45	–3.51	35.44	53.85	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Effective 2-3-14, Class A sales charges of the fund are being reduced to 4.0%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.83	1.58	1.58
Gross (%)	0.98	1.68	1.68

* The fund’s distributor has contractually agreed to waive 0.15% of Rule 12b-1 fees for Class A shares and 0.10% of Rule 12b-1 fees for Class B and Class C shares. The current waiver agreement expires on 9-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Barclays Massachusetts Municipal Bond Index; Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	Massachusetts Tax-Free Income Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	11-30-03	$13,284	$13,284	$15,432	$15,385

Class C3	11-30-03	13,087	13,087	15,432	15,385

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays Massachusetts Municipal Bond Index is an unmanaged index composed of Massachusetts investment-grade municipal bonds. Total return for this index is not available for the 10-year period.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Prior to 12-14-12, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays Massachusetts Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund’s investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4% and state tax rate of 5.25%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Massachusetts Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$937.20	$4.18

Class B	1,000.00	933.70	7.80

Class C	1,000.00	933.70	7.80

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Massachusetts Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$1,020.80	$4.36

Class B	1,000.00	1,017.00	8.14

Class C	1,000.00	1,017.00	8.14

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.86%, 1.61% and 1.61% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Massachusetts Tax-Free Income Fund	9

Portfolio summary

Top 10 Holdings (26.4% of Net Assets on 11-30-13)[1,2]

Boston Housing Authority, 5.000%, 4-1-27	3.4%

Massachusetts State Department of Transportation, 5.000%, 1-1-37	3.1%

Massachusetts Water Resources Authority, 5.250%, 8-1-29	2.9%

Massachusetts Bay Transportation Authority, 5.250%, 7-1-33	2.9%

Commonwealth of Massachusetts, 5.500%, 12-1-24	2.5%

Massachusetts Development Finance Agency, 5.000%, 12-15-24	2.4%

Massachusetts Development Finance Agency, 5.000%, 2-1-36	2.3%

Massachusetts Development Finance Agency, 5.875%, 9-1-30	2.3%

Puerto Rico Sales Tax Financing Corp., Step Coupon, 8-1-32	2.3%

Massachusetts Bay Transportation Authority, 5.000%, 7-1-31	2.3%

Sector Composition[1,3]

General Obligation Bonds	6.0%	Housing	9.0%

Revenue Bonds		Facilities	3.2%

Health Care	17.7%	Pollution	2.3%

Transportation	17.5%	Development	1.9%

Education	16.7%	Industrial Development	0.1%

Other Revenue	14.1%	Other Assets	1.6%

Water & Sewer	9.9%

Quality Composition[1,4]

AAA	6.1%

AA	43.9%

A	23.6%

BBB	22.1%

BB	0.9%

Not Rated	1.8%

Other Assets	1.6%

1 As a percentage of net assets on 11-30-13.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Investments in higher-yielding, lower-rated securities include a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. If the fund invests heavily in any one state or region, performance could be disproportionately affected by factors particular to that state or region. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectus.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc., ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-13 and do not reflect subsequent downgrades or upgrades, if any.

10	Massachusetts Tax-Free Income Fund | Semiannual report

Fund’s investments

As of 11-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 98.4%				$96,277,284

(Cost $94,437,479)

Massachusetts 87.0%				85,126,719

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-27	$3,255,000	3,363,001

Boston Housing Authority
Capital Program Revenue (D)	5.000	04-01-28	2,000,000	2,051,580

Boston Industrial Development
Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05-15-15	70,000	70,337

Commonwealth of Massachusetts
Public Improvements (D)	5.500	11-01-17	1,000,000	1,180,750

Commonwealth of Massachusetts
Public Improvements, Series C	5.500	11-01-15	1,000,000	1,100,060

Commonwealth of Massachusetts
Series C (D)	5.500	12-01-24	2,000,000	2,462,880

Commonwealth of Massachusetts
Series E (D)	5.000	11-01-25	1,000,000	1,173,410

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.000	07-01-31	2,000,000	2,215,960

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,481,859

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A–2 (Z)	Zero	07-01-26	2,500,000	1,442,850

Massachusetts Bay Transportation Authority
Transit Revenue, Series A	7.000	03-01-14	190,000	193,283

Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07-01-33	2,500,000	2,808,650

Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10-01-40	1,000,000	1,033,010

Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12-01-30	850,000	876,376

Massachusetts Development Finance Agency
Covanta Energy Project, Series C AMT	5.250	11-01-42	1,000,000	874,980

Massachusetts Development Finance Agency
Curry College, Series A (D)	4.500	03-01-25	1,000,000	996,440

Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03-01-26	1,000,000	1,049,310

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	2,000,000	2,231,680

Massachusetts Development Finance Agency
Draper Laboratory	5.875	09-01-30	2,000,000	2,221,720

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01-01-40	$2,000,000	$1,948,720

Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10-15-40	1,190,000	1,286,081

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A–1	5.500	11-15-46	56,460	39,159

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A–1	6.250	11-15-39	1,057,748	846,389

Massachusetts Development Finance Agency
Linden Ponds, Inc., Series B (I)(Z)	Zero	11-15-56	280,825	1,429

Massachusetts Development Finance Agency
Massachusetts College of Pharmacy,
Series E (D)	5.000	07-01-37	1,000,000	1,011,050

Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07-01-38	2,000,000	2,007,980

Massachusetts Development Finance Agency
North Hill Communities, Inc., Series A	6.500	11-15-43	1,000,000	935,260

Massachusetts Development Finance Agency
Olin College, Series E	5.000	11-01-38	2,000,000	2,023,320

Massachusetts Development Finance Agency
Orchard Cove	5.250	10-01-26	1,000,000	932,580

Massachusetts Development Finance Agency
Partners Healthcare, Series L	5.000	07-01-36	1,000,000	1,020,840

Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12-15-24	2,320,000	2,339,300

Massachusetts Development Finance Agency
The Groves in Lincoln, Series A (H)	7.750	06-01-39	700,000	7,000

Massachusetts Development Finance Agency
Williams College, Series P	5.000	07-01-38	1,000,000	1,065,830

Massachusetts Health & Educational
Facilities Authority
Emerson Hospital, Series E (D)	5.000	08-15-35	1,000,000	822,660

Massachusetts Health & Educational
Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07-01-18	1,000,000	1,002,690

Massachusetts Health & Educational
Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08-15-23	1,000,000	1,055,860

Massachusetts Health & Educational
Facilities Authority
Mass Eye & Ear Infirmary	5.375	07-01-35	2,000,000	1,961,100

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare System	5.000	07-01-22	1,000,000	1,104,900

Massachusetts Health & Educational
Facilities Authority
Partners HealthCare, Series J1	5.000	07-01-34	1,000,000	1,023,430

Massachusetts Health & Educational
Facilities Authority,
Series A	5.750	07-01-39	1,000,000	1,031,700

Massachusetts Health & Educational
Facilities Authority
South Shore Hospital	5.750	07-01-29	365,000	366,296

12	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts Health & Educational
Facilities Authority
Springfield College	5.625	10-15-40	$2,000,000	$2,068,000

Massachusetts Health & Educational
Facilities Authority
Sterling & Francine Clark, Series A	5.000	07-01-36	1,000,000	1,023,180

Massachusetts Health & Educational
Facilities Authority
Suffolk University, Series A	6.250	07-01-30	1,000,000	1,092,290

Massachusetts Health & Educational
Facilities Authority
Tufts University	5.375	08-15-38	350,000	382,127

Massachusetts Health & Educational
Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06-01-30	1,000,000	1,084,870

Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07-01-32	1,770,000	1,773,947

Massachusetts Port Authority
Conrac Project, Series A	5.125	07-01-41	1,500,000	1,518,270

Massachusetts Port Authority,
Series B	5.000	07-01-32	2,000,000	2,123,180

Massachusetts Port Authority
US Airways Project, Series A AMT (D)	5.750	09-01-16	635,000	636,067

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,000,000	1,057,550

Massachusetts State College Building Authority
College & University Revenue, Series B (D)(Z)	Zero	05-01-19	1,000,000	895,670

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Escrowed to
Maturity, Series A (D)	5.125	01-01-23	445,000	530,204

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series B	5.000	01-01-37	3,000,000	3,066,180

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series C (D)(Z)	Zero	01-01-20	1,000,000	860,130

Massachusetts Water Pollution
Abatement Trust
Government Fund/Grant Revenue	5.000	08-01-28	1,000,000	1,113,170

Massachusetts Water Pollution
Abatement Trust,
Series 9	5.250	08-01-18	60,000	64,721

Massachusetts Water Pollution
Abatement Trust
Unrefunded 2012 Pooled Loan Program,
Series 7	5.125	02-01-31	785,000	787,253

Massachusetts Water Pollution
Abatement Trust
Water Revenue, Series 13	5.000	08-01-28	1,000,000	1,081,200

Massachusetts Water Pollution
Abatement Trust
Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,071,830

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	$1,600,000	$1,670,880

Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08-01-39	1,000,000	1,044,400

Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08-01-29	2,500,000	2,851,700

Metropolitan Boston Transit Parking Corp.	5.000	07-01-41	2,000,000	2,042,960

Metropolitan Boston Transit Parking Corp.	5.250	07-01-36	1,000,000	1,058,930

University of Massachusetts Building Authority
College & University Revenue, Series 1	5.000	05-01-39	1,500,000	1,566,300

Puerto Rico 9.3%				9,071,135

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Escrowed to
Maturity, Series Y	6.250	07-01-14	955,000	989,046

Puerto Rico Highway &
Transportation Authority
Fuel Sales Tax Revenue, Series Y	6.250	07-01-14	45,000	44,735

Puerto Rico Highway &
Transportation Authority
Prerefunded, Series AA (D)	5.500	07-01-19	1,640,000	1,994,388

Puerto Rico Highway &
Transportation Authority
Unrefunded, Series AA (D)	5.500	07-01-19	360,000	343,800

Puerto Rico Highway &
Transportation Authority
Unrefunded, Series H	5.450	07-01-35	285,000	204,026

Puerto Rico Housing Finance Authority
Subordinated Capital Fund Modernization (D)	5.125	12-01-27	1,000,000	1,004,110

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	2,220,060

Puerto Rico Sales Tax Financing Corp.,
Series A	5.375	08-01-39	1,000,000	754,790

Puerto Rico Sales Tax Financing Corp.,
Series C	5.375	08-01-38	2,000,000	1,516,180

Virgin Islands 1.6%				1,560,970

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,084,010

Virgin Islands Public Finance Authority,
Series A–1	5.000	10-01-39	500,000	476,960

Guam 0.5%				518,460

Guam Government, Series A	5.750	12-01-34	500,000	518,460

Total investments (Cost $94,437,479)† 98.4%				$96,277,284

Other assets and liabilities, net 1.6%				$1,551,213

Total net assets 100.0%				$97,828,497

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

14	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one or more these companies:

Insurance coverage	As a % of total investments

Assured Guaranty Municipal Corp.	10.9%
National Public Finance Guarantee Corp.	6.9%
Ambac Financial Group, Inc.	3.8%
ACA Financial Guaranty Corp.	2.1%
Assured Guarantee Corp.	1.1%
Capital Funding Program	1.0%
Radian Asset Assurance, Inc.	0.9%
XL Capital Assurance, Inc.	0.9%
Financial Guaranty Insurance Company	0.6%

Total	28.2%

(H) Issuer is in default.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $94,154,069. Net unrealized appreciation aggregated $2,123,215, of which $4,361,917 related to appreciated investment securities and $2,238,702 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 11-30-13:

General Obligation Bonds	6.0%
Revenue Bonds
Health Care	17.7%
Transportation	17.5%
Education	16.7%
Other Revenue	14.1%
Water & Sewer	9.9%
Housing	9.0%
Facilities	3.2%
Pollution	2.3%
Development	1.9%
Industrial Development	0.1%
Other Assets	1.6%

Total	100.0%

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	15

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 11-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $94,437,479)	$96,277,284
Cash	451,066
Receivable for fund shares sold	21,738
Interest receivable	1,468,989
Receivable from affiliates	1,212
Other receivables and prepaid expenses	12,418

Total assets	98,232,707

Liabilities

Payable for fund shares repurchased	304,903
Distributions payable	48,334
Payable to affiliates
Accounting and legal services fees	2,245
Transfer agent fees	5,611
Distribution and service fees	12,119
Trustees’ fees	4,369
Other liabilities and accrued expenses	26,629

Total liabilities	404,210

Net assets	$97,828,497

Net assets consist of

Paid-in capital	$99,397,064
Undistributed net investment income	222,148
Accumulated net realized gain (loss) on investments	(3,630,520)
Net unrealized appreciation (depreciation) on investments	1,839,805

Net assets	$97,828,497

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($80,931,007 ÷ 6,793,964 shares)[1]	$11.91
Class B ($2,429,079 ÷ 203,952 shares)[1]	$11.91
Class C ($14,468,411 ÷ 1,214,613 shares)[1]	$11.91

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$12.47

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 11-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$2,437,990

Total investment income	2,437,990

Expenses

Investment management fees	267,335
Distribution and service fees	227,559
Accounting and legal services fees	10,398
Transfer agent fees	35,216
Trustees’ fees	2,734
State registration fees	8,081
Printing and postage	5,391
Professional fees	29,611
Custodian fees	8,977
Registration and filing fees	10,028
Other	5,017

Total expenses	610,347
Less expense reductions	(78,386)

Net expenses	531,961

Net investment income	1,906,029

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(4,064,281)

(4,064,281)
Change in net unrealized appreciation (depreciation) of
Investments	(5,778,714)

(5,778,714)

Net realized and unrealized loss	(9,842,995)

Decrease in net assets from operations	($7,936,966)

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	17

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	11-30-13	ended
	(Unaudited)	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$1,906,029	$4,111,700
Net realized gain (loss)	(4,064,281)	253,622
Change in net unrealized appreciation (depreciation)	(5,778,714)	(1,976,254)

Increase (decrease) in net assets resulting from operations	(7,936,966)	2,389,068

Distributions to shareholders
From net investment income
Class A	(1,641,151)	(3,498,903)
Class B	(40,697)	(88,721)
Class C	(246,794)	(505,315)
From net realized gain
Class A	—	(8,479)
Class B	—	(275)
Class C	—	(1,592)

Total distributions	(1,928,642)	(4,103,285)

From fund share transactions	(18,489,019)	(124,316)

Total decrease	(28,354,627)	(1,838,533)

Net assets

Beginning of period	126,183,124	128,021,657

End of period	$97,828,497	$126,183,124

Undistributed net investment income	$222,148	$244,761

18	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning of period	$12.95	$13.13	$12.22	$12.53	$12.10	$12.28	$12.37
Net investment income[3]	0.22	0.44	0.49	0.50	0.49	0.38	0.51
Net realized and unrealized gain (loss)
on investments	(1.03)	(0.18)	0.91	(0.30)	0.46	(0.17)	(0.08)
Total from investment operations	(0.81)	0.26	1.40	0.20	0.95	0.21	0.43
Less distributions
From net investment income	(0.23)	(0.44)	(0.48)	(0.49)	(0.49)	(0.39)	(0.50)
From net realized gain	—	—[4]	(0.01)	(0.02)	(0.03)	—[4]	(0.02)
Total distributions	(0.23)	(0.44)	(0.49)	(0.51)	(0.52)	(0.39)	(0.52)
Net asset value, end of period	$11.91	$12.95	$13.13	$12.22	$12.53	$12.10	$12.28
Total return (%)[5,6]	(6.28)[7]	1.94	11.67	1.67	8.04	1.84[7]	3.55

Ratios and supplemental data

Net assets, end of period (in millions)	$81	$103	$105	$92	$105	$95	$97
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.02[8]	0.98	1.00	1.00	1.00	1.09[8,9]	0.98
Expenses net of fee waivers
and credits	0.86[8]	0.83	0.87	0.95	1.00	1.09[8,9]	0.97
Net investment income	3.70[8]	3.31	3.82	4.04	4.00	4.39[8]	4.08
Portfolio turnover (%)	8	16	11	17	10	17	22

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	19

CLASS B SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$12.95	$13.13	$12.22	$12.53	$12.09	$12.28	$12.37
Net investment income[3]	0.18	0.34	0.39	0.41	0.41	0.32	0.42
Net realized and unrealized gain
(loss) on investments	(1.04)	(0.18)	0.92	(0.29)	0.46	(0.19)	(0.08)
Total from investment operations	(0.86)	0.16	1.31	0.12	0.87	0.13	0.34
Less distributions
From net investment income	(0.18)	(0.34)	(0.39)	(0.41)	(0.40)	(0.32)	(0.41)
From net realized gain	—	—[4]	(0.01)	(0.02)	(0.03)	—[4]	(0.02)
Total distributions	(0.18)	(0.34)	(0.40)	(0.43)	(0.43)	(0.32)	(0.43)
Net asset value, end of period	$11.91	$12.95	$13.13	$12.22	$12.53	$12.09	$12.28
Total return (%)[5,6]	(6.63)[7]	1.18	10.85	0.96	7.37	1.22[7]	2.83

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$3	$3	$3	$5	$7	$10
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.72[8]	1.68	1.70	1.70	1.70	1.79[8,9]	1.68
Expenses net of fee waivers
and credits	1.61[8]	1.58	1.62	1.65	1.70	1.79[8,9]	1.67
Net investment income	2.95[8]	2.56	3.08	3.33	3.29	3.69[8]	3.39
Portfolio turnover (%)	8	16	11	17	10	17	22

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

20	Massachusetts Tax-Free Income Fund | Semiannual report	See notes to financial statements

CLASS C SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[2]	8-31-08

Per share operating performance

Net asset value, beginning
of period	$12.95	$13.13	$12.22	$12.53	$12.10	$12.28	$12.37
Net investment income[3]	0.18	0.34	0.39	0.41	0.41	0.32	0.42
Net realized and unrealized gain
(loss) on investments	(1.04)	(0.18)	0.92	(0.29)	0.45	(0.18)	(0.08)
Total from investment operations	(0.86)	0.16	1.31	0.12	0.86	0.14	0.34
Less distributions
From net investment income	(0.18)	(0.34)	(0.39)	(0.41)	(0.40)	(0.32)	(0.41)
From net realized gain	—	—[4]	(0.01)	(0.02)	(0.03)	—[4]	(0.02)
Total distributions	(0.18)	(0.34)	(0.40)	(0.43)	(0.43)	(0.32)	(0.43)
Net asset value, end of period	$11.91	$12.95	$13.13	$12.22	$12.53	$12.10	$12.28
Total return (%)[5,6]	(6.63)[7]	1.18	10.85	0.96	7.29	1.31[7]	2.83

Ratios and supplemental data

Net assets, end of period (in millions)	$14	$20	$19	$17	$19	$14	$12
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.72[8]	1.68	1.70	1.70	1.70	1.79[8,9]	1.68
Expenses net of fee waivers
and credits	1.61[8]	1.58	1.62	1.65	1.70	1.79[8,9]	1.67
Net investment income	2.96[8]	2.56	3.07	3.34	3.30	3.67[8]	3.38
Portfolio turnover (%)	8	16	11	17	10	17	22

1 Six months ended 11-30-13. Unaudited.
2 For the nine-month period ended 5-31-09. The fund changed its fiscal year end from August 31 to May 31.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements	Semiannual report | Massachusetts Tax-Free Income Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Massachusetts Tax-Free Income Fund (the fund) is a series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or

22	Massachusetts Tax-Free Income Fund | Semiannual report

trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2013 were $358. For the six months ended November 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Massachusetts Tax-Free Income Fund	23

As of May 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to distributions payable and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $250,000,000 of the fund’s average daily net assets, (b) 0.450% of the next $250,000,000 of the fund’s average daily net assets, (c) 0.425% of the next $500,000,000 of the fund’s average daily net assets, (d) 0.400% of the next $250,000,000 of the fund’s average daily net assets and (e) 0.300% of the fund’s average daily net assets in excess of $1,250,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be

24	Massachusetts Tax-Free Income Fund | Semiannual report

amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Accordingly, these expense reductions amounted to $2,446, $76 and $460 for Class A, Class B, and Class C, respectively, for the six months ended November 30, 2013.

The investment management fees incurred for the six months ended November 30, 2013 were equivalent to a net annual effective rate of 0.49% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.15% of the distribution fees for Class A shares and 0.10% of the distribution fees for Class B and Class C shares. The current waiver expires on September 30, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these fee limitations amounted to $65,810, $1,360 and $8,234 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,685 for the six months ended November 30, 2013. Of this amount, $3,531 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $14,859 was paid as sales commissions to broker-dealers and $4,295 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months November 30, 2013, CDSCs received by the Distributor amounted to $0, $1,028 and $2,015 for Class A, Class B, and Class C shares, respectively.

Semiannual report | Massachusetts Tax-Free Income Fund	25

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2013 were:

	DISTRIBUTION AND	TRANSFER AGENT
CLASS	SERVICE FEES	FEES

A	$131,619	$28,901
B	$13,603	$896
C	$82,337	$5,419
Total	$227,559	$35,216

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2013 and the year ended May 31, 2013 were as follows:

	Six months ended 11-30-13		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	509,974	$6,141,775	968,028	$12,758,934
Distributions reinvested	114,130	1,369,508	209,720	2,766,056
Repurchased	(1,807,026)	(21,840,823)	(1,218,206)	(16,078,058)

Net decrease	(1,182,922)	($14,329,540)	(40,458)	($553,068)

Class B shares

Sold	518	$6,522	48,013	$632,987
Distributions reinvested	2,554	30,641	4,919	64,872
Repurchased	(46,350)	(556,981)	(70,184)	(924,865)

Net decrease	(43,278)	($519,818)	(17,252)	($227,006)

26	Massachusetts Tax-Free Income Fund | Semiannual report

	Six months ended 11-30-13		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class C shares

Sold	14,921	$188,216	211,768	$2,794,376
Distributions reinvested	17,371	208,500	32,179	424,360
Repurchased	(335,172)	(4,036,377)	(194,723)	(2,562,978)

Net increase (decrease)	(302,880)	($3,639,661)	49,224	$655,758

Total net decrease	(1,529,080)	($18,489,019)	(8,486)	($124,316)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $8,268,379 and $21,705,768, respectively, for the six months ended November 30, 2013.

Semiannual report | Massachusetts Tax-Free Income Fund	27

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

28	Massachusetts Tax-Free Income Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	77SA 11/13
MF167894	1/14

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo

Chief Financial Officer

Date:	January 24, 2014